Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Total
Beginning balance at Mar. 31, 2022	$ 6,843		$ 388,193	$ (6,843)	$ (796,805)	$ (4,982)	$ (413,594)
Beginning balance (in Shares) at Mar. 31, 2022	6,843,000
Net income					998,196		998,196
Foreign currency translation adjustment						640	640
Ending balance at Mar. 31, 2023	$ 6,843		388,193	(6,843)	201,391	(4,342)	585,242
Ending balance (in Shares) at Mar. 31, 2023	6,843,000
Class A capital injection	$ 1,236			8,265			9,501
Class A capital injection (in Shares)	1,235,700
Class A shares issued for services	$ 1,422		1,829,715	(1,422)			1,829,715
Class A shares issued for services (in Shares)	1,422,300
Class B capital injection		$ 499	799,501	(300,000)			500,000
Class B capital injection (in Shares)		499,000
Net income					1,329,717		1,329,717
Foreign currency translation adjustment						(516)	(516)
Ending balance at Mar. 31, 2024	$ 9,501	$ 499	3,017,409	(300,000)	1,531,108	(4,858)	4,253,659
Ending balance (in Shares) at Mar. 31, 2024	9,501,000	499,000
Class B capital injection				300,000			300,000
Class B shares converted into Class A shares	$ 499	$ (499)
Class B shares converted into Class A shares (in Shares)	499,000	(499,000)
IPO subscription	$ 1,000		3,999,000				4,000,000
IPO subscription (in Shares)	1,000,000
Deferred IPO costs and IPO costs			(3,552,511)				(3,552,511)
Net income					(27,056)		(27,056)
Foreign currency translation adjustment						15,677	15,677
Ending balance at Mar. 31, 2025	$ 11,000		$ 3,463,898		$ 1,504,052	$ 10,819	$ 4,989,769
Ending balance (in Shares) at Mar. 31, 2025	11,000,000